Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary Of Provision For Income Taxes

The following tables summarize the provision for income taxes for the six months ended June 30, 2018 and June 30, 2017:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Tax (benefit) expense	$11,379	$1,286
Pretax income (loss)	435,189	(34,325)
Effective tax rates	2.6%	(3.7)%

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
U.S income taxes:
Current	$(1,066)	$(878)	$(52)	$(20)
Deferred	38	1,152	686	403

	(1,028)	274	634	383

Non-U.S. income taxes:
Current	5,924	5,389	1,566	5,547
Deferred	(15,677)	(13,215)	4,682	522

	(9,753)	(7,826)	6,248	6,069

Total income tax (benefit) expense	$(10,781)	$(7,552)	$6,882	$6,452